Net (Loss) Income Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss - basic and diluted	$ (808,655)	$ (1,038,703)	$ (5,894,253)	$ (1,452,776)
Weighted average shares outstanding - basic and diluted	6,881,794	6,714,915	6,452,581	5,577,856
Per share data:
Basic and diluted	$ (0.12)	$ (0.15)	$ (0.91)	$ (0.26)